Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of property and equipment are stated at cost less
Useful life
Bakery production equipment	5-8 years
Office equipment and furniture	3-5 years
Transportation vehicles	5 years
Leasehold improvement	Lesser of useful life and lease term

Schedule of currency exchange rates
	December 31, 2022	December 31, 2021	December 31, 2020
Year-end spot rate	US$1=RMB6.8972	US$1=RMB6.3614	US$1=RMB6.5326
Average rate	US$1=RMB6.7290	US$1=RMB6.4490	US$1=RMB6.9020